Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2025
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations	Exceptional items and remeasurements from continuing operations

	2025	2024	2023
	£m	£m	£m
Included within operating profit
Exceptional items:
Provision for UK electricity balancing costs	151	(498)	—
Net gain on the sale of the ESO	187	—	—
Major transformation programme	(74)	—	—
Changes in environmental provisions	146	(496)	176
Transaction, separation and integration costs[1]	(65)	(44)	(117)
Impairment of joint venture	(303)	—	—
Cost efficiency programme	—	(65)	(100)
IFA fire	—	92	130
Net gain on disposal of NECO	—	—	511
Net gain on disposal of Millennium Pipeline Company LLC	—	—	335
	42	(1,011)	935
Remeasurements – commodity contract derivatives	127	24	(350)
	169	(987)	585
Transaction, separation and integration costs represent the aggregate of distinct activities undertaken by the Group in the years presented.
Schedule of remeasurement, tax exceptional items and tax effect of exceptional items	Details of remeasurements, tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

	2025	2024	2023
	£m	£m	£m
Included within operating profit from continuing operations	169	(987)	585
Included within finance income and costs
Remeasurements:
Net gains/(losses) on financial assets at fair value through profit and loss	1	4	(28)
Net gains on financing derivatives	3	11	82
	4	15	54
Included within share of post-tax results of joint ventures and associates
Remeasurements:
Net losses on financial instruments	(2)	(64)	(19)
Total included within profit before tax	171	(1,036)	620
Included within tax
Tax on exceptional items	76	159	(316)
Tax on remeasurements	(36)	(7)	75
	40	152	(241)
Total exceptional items and remeasurements after tax	211	(884)	379
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	118	(852)	619
Remeasurements after tax	93	(32)	(240)
Total exceptional items and remeasurements after tax	211	(884)	379